STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Granted	625,000	$0.60 - $0.85	$0.72
Expired	(372,500)	$0.72 - $1.69	$0.78
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, March 31, 2017	18,353,867	$0.57 - $1.69	$0.90

Exercisable, March 31, 2017	17,991,992	$0.57 - $1.69	$0.90

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2016 and 2015:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—

Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92

Granted	1,510,000	$0.57 - $0.86	$0.63
Expired	(1,937,000)	$0.63 - $1.30	$0.88
Forfeited	—
Exercised	—

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Exercisable, December 31, 2016	17,780,742	$0.57 - $1.69	$0.90

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at March 31, 2017	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	17,991,992	4.44 Years	$0.90

The aggregate intrinsic value of options and warrants outstanding and exercisable as of December 31, 2016 was $22,063. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.62 for our common stock on December 31, 2016. The total intrinsic value of options and warrants exercised during the year ended December 31, 2015 was $0. No options or warrants were exercised during 2016.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2016	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	17,780,742	4.59 Years	$0.90